SUBSIDIARIES INCLUDED IN THE CONSOLIDATED FINANCIAL STATEMENTS (Details Textual)	1 Months Ended				12 Months Ended	1 Months Ended
	Jul. 31, 2011 NewLead Trading Inc. [Member]	Apr. 30, 2012 NewLead Mojave Holdings LLC. [Member]	Feb. 23, 2012 NewLead Mojave Holdings LLC. [Member]	Apr. 30, 2012 NewLead Holdings (US) Corp. [Member]	Dec. 31, 2012 NewLead Holdings (US) Corp. [Member]	Feb. 23, 2012 NewLeadjmeg Inc. [Member]
Common Stock Voting Rights Percentage	50.00%		50.00%	100.00%	52.00%
Percentage Of Owned Subsidiary		52.00%		100.00%		50.00%